TAXES - Company's Effective Tax Rate (Details)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Reconciles the statutory rates, Percent
China Statutory income tax rate	25.00%	25.00%	25.00%
Effect of favorable income tax rate in the PRC	7.40%	(2.60%)	(10.20%)
Tax rate difference in jurisdictions other than PRC	(18.70%)	(19.50%)	24.10%
R&D credit	(9.70%)	1.80%	(19.60%)
Effect of NOL carryforward			(20.70%)
Deferred tax provision	26.80%		12.20%
Deferred tax allowance		(6.10%)
Permanent difference	(1.80%)	(1.40%)	1.70%
Effective tax rate	29.00%	(2.80%)	12.50%